Allowance for Credit Losses (Detail: Text Values) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Allowance for Credit Losses on/off Balance Sheet Positions [Abstract]
Allowance for country risk not included in Allowance for credit losses for Financial Assets at Amortized Cost	€ 12	€ 4	€ 4
Reimbursement gain included in Provision for credit losses excluding country risk	29	5
Allowance for country risk not included in Allowance for credit losses for Off-balance Sheet Positions	€ 9	€ 5	€ 6